Schedule of leases (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
PresentationOfLeasesForLesseeLineItems [Line Items]
Current right of use leases at beginning	R$ 1,317,008
Non current right of use leases at beginning	6,267,184
Current right of use leases at beginning	7,567,940
Additions	2,504,968
Contractual amendment	750,678
Payments	(1,449,285)
Clearing with depostis	(37,565)
Interest incurred	880,626
Exchange rate change	517,182
Total right of use leases at ending	10,734,544
Current lease liabilities	2,057,687
Non-current lease liabilities	8,705,297
[custom:CurrentLeaseLiabilities1-1]	R$ 1,300,756
Right Of Use Agreements In Local Currency [Member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average rate (p.a.)	11.56%
Current right of use leases at beginning	R$ 32,530
Non current right of use leases at beginning	14,985
Current right of use leases at beginning	47,515
Additions	1,218
Contractual amendment	1,512
Payments	(17,596)
Clearing with depostis
Interest incurred	5,359
Exchange rate change
Total right of use leases at ending	38,008
Current lease liabilities	29,456
Non-current lease liabilities	R$ 8,552
Right Of Use Agreements In Foreign Currency [Member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Weighted average rate (p.a.)	10.00%
Current right of use leases at beginning	R$ 1,268,226
Non current right of use leases at beginning	6,252,199
Current right of use leases at beginning	7,520,425
Additions	2,503,750
Contractual amendment	749,166
Payments	(1,431,689)
Clearing with depostis	(37,565)
Interest incurred	875,267
Exchange rate change	517,182
Total right of use leases at ending	10,696,536
Current lease liabilities	1,999,791
Non-current lease liabilities	R$ 8,696,745